Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 2,045,133	$ 1,752,343
Cost of revenues	1,440,592	1,392,032
Gross profit	604,541	360,311
Operating expenses:
Sales, general and administrative	3,342,843	4,759,587
Research and development	592,569	1,261,781
Loss on impairment of fixed assets		16,356
Total operating expenses	3,935,412	6,037,724
Operating loss	(3,330,871)	(5,677,413)
Other (expense) income:
Interest expense	(156,207)	(12,646)
Interest income	21,399	79,467
Change in fair value of derivative liabilities	7,737
Loss on issuance of convertible note	(280,764)
Other (expense) income, net	(115)	58,925
Total other (expense) income	(407,950)	125,746
Provision for income taxes
Net loss	$ (3,738,821)	$ (5,551,667)
Basic net loss per common share (in Dollars per share)	$ (0.76)	$ (1.16)
Diluted net loss per common share (in Dollars per share)	$ (0.76)	$ (1.16)
Weighted-average common shares outstanding, basic (in Shares)	4,930,287	4,800,524
Weighted-average common shares outstanding, diluted (in Shares)	4,930,287	4,800,524